Fees Summary	Jan. 14, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $40,000,002.00.
Narrative - Max Aggregate Offering Price	$ 40,000,002
Final Prospectus	true